Activity in Allowance for Loan Losses (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period				$ 4,510,938				$ 4,617,000	$ 4,510,938	$ 4,617,000
Loans charged-off									(1,190,000)	(1,987,000)
Recoveries on loans previously charged-off									178,000	413,000
Net Charge-offs									1,012,000	1,574,000
Provision for Loan Losses	484,000	371,000	221,000	152,000	585,000	230,000	305,000	348,000	1,228,016	1,468,359
Balance at end of period	4,726,618				4,510,938				4,726,618	4,510,938
Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off									(821,000)	(1,569,000)
Recoveries on loans previously charged-off									83,000	311,000
Installment and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off									(203,000)	(97,000)
Recoveries on loans previously charged-off									70,000	73,000
Commercial Financial And Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off									(166,000)	(321,000)
Recoveries on loans previously charged-off									$ 25,000	$ 29,000